FINANCIAL STATEMENTS SCHEDULE I - FINANCIAL INFORMATION OF PARENT COMPANY - NOTES TO SCHEDULE I (Details)	Dec. 31, 2024 $ / ¥
FINANCIAL STATEMENTS SCHEDULE I - FINANCIAL INFORMATION OF PARENT COMPANY
Convenience translation	7.2993
Parent | Reportable legal entity
FINANCIAL STATEMENTS SCHEDULE I - FINANCIAL INFORMATION OF PARENT COMPANY
Convenience translation	7.2993